ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

As at December 31,	2012	2011
		(previously in US dollars — note 1(c))
Accounts payable	$5,558	$4,538
Accrued salaries and wages	3,913	1,549
Accrued interest payable	387	387
Accrued construction payable	8,167	4,233
Accrued director share-based compensation	2,283	986
Other accrued liabilities	6,156	2,748

	$26,464	$14,441